Capital Management and Risk Policies (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [abstract]
Summary of Regulatory Capital
Computable Regulatory Capital (RPC, as per the initials in Spanish) is made up of Core Capital and Supplementary Capital. Banco Galicia’s balance for such items as of December 31, 2025, and December 31, 2024, is as follows:

	12.31.25	12.31.24
Basic Shareholders’ Equity	6,573,446,687	6,170,810,792
(Deductible Items)	(762,183,358)	(982,150,688)
Equity Tier 1	5,811,263,329	5,188,660,104
Complementing shareholders’ Equity	29,188,334	51,625,000
Equity Tier 2	29,188,334	51,625,000
Regulatory Capital (RPC)	5,840,451,663	5,240,285,104

Summary of Breakdown of Minimum Capital Requirement
The breakdown of the minimum capital requirement determined for the Group is shown below:

	12.31.25	12.31.24
Credit Risk	1,635,140,661	1,431,086,626
Market Risk	35,935,254	71,490,398
Operational Risk	231,436,449	479,696,205
Minimum Capital Requirement	1,902,512,364	1,982,273,229
Integration	5,840,451,663	5,240,285,104
Excess	3,937,939,299	3,258,011,875

Summary of Exposure to Foreign Exchange Risk as of Year End by Type of Currency
The Group’s exposure to the foreign exchange risk as of year-end by type of currency is shown below:

	Balances as of 12.31.25
Currency	Monetary Financial Assets (*)	Monetary Financial Liabilities (**)	Derivatives	Net Position
US Dollar	15,130,566	(14,824,149)	266,740	573,157
Euro	63,443	(27,317)	—	36,126
Canadian Dollar	895	(737)	—	158
Real	558	—	—	558
Swiss Franc	50	(640)	—	(590)
Others	7,264	(3,059)	—	4,205
Total	15,202,776	(14,855,902)	266,740	613,614
(*) Includes the following items: Cash and Due from Banks, Debt Securities at fair value through profit or loss, Derivative Financial Instruments, Repurchase Transactions, Other Financial Assets, Loans and Other Financing, Other Debt Securities, Financial Assets Pledged as Collateral and Investments in Equity Instruments.
(**) Includes the following items: Deposits, Liabilities at fair value through profit or loss, Derivative Financial Instruments, Repurchase Transactions, Other Financial Liabilities, Financing Received from the Argentine Central Bank and Other Financial Institutions, Debt Securities and Subordinated Debt Securities.

	Balances as of 12.31.24
Currency	Monetary Financial Assets (*)	Monetary Financial Liabilities (**)	Derivatives	Net Position
US Dollar	12,648,174	(12,172,223)	373,047	848,998
Euro	31,937	(18,260)	—	13,677
Canadian Dollar	2,368	(62)	—	2,306
Real	462	—	—	462
Swiss Franc	474	(495)	—	(21)
Others	2,649	(774)	—	1,875
Total	12,686,064	(12,191,814)	373,047	867,297
(*) Includes the following items:Cash and Due from Banks, Debt Securities at fair value through profit or loss, Derivative Financial Instruments, Repurchase Transactions, Other Financial Assets, Loans and Other Financing, Other Debt Securities, Financial Assets Pledged as Collateral and Investments in Equity Instruments.
(**) Includes the following items: Deposits, Liabilities at fair value through profit or loss, Derivative Financial Instruments, Repurchase Transactions, Other Financial Liabilities, Financing Received from the Argentine Central Bank and Other Financial Institutions, Debt Securities and Subordinated Debt Securities.

		Balances as of 12.31.25		Balances as of 12.31.24
Currency	Change	Income (Loss)	Shareholders’ Equity	Income (Loss)	Shareholders’ Equity
US Dollar	10%	57,316	630,473	84,900	933,898
	-10%	(57,316)	515,841	(84,900)	764,098
Euro	10%	3,613	39,739	1,368	15,045
	-10%	(3,613)	32,513	(1,368)	12,309
Canadian Dollar	10%	16	174	231	2,537
	-10%	(16)	142	(231)	2,075
Real	10%	56	614	46	508
	-10%	(56)	502	(46)	416
Swiss Franc	10%	(59)	(649)	(2)	(23)
	-10%	59	(531)	2	(19)
Others	10%	421	4,626	188	2,063
	-10%	(421)	3,784	(188)	1,687

Schedule of Residual Value of Assets and Liabilities, Classified by Interest Renegotiation Date or Maturity Date
The Group’s exposure to the interest rate risk is detailed below. This table shows the residual value of assets and liabilities, classified by the sooner of the interest renegotiation date or the maturity date, which do not represent contractual maturities.

	Term (in Days)
Assets and Liabilities at Variable Rate	Up to 30	From 30 to 90	From 90 to 180	From 180 to 365	More than 365	Total
As of 12.31.25
Total Financial Assets	15,558,050,055	3,247,456,198	3,236,041,855	3,112,157,331	19,960,652,648	45,114,358,087
Total Financial Liabilities	22,046,811,895	1,837,307,242	1,125,439,081	1,071,438,963	14,620,034,877	40,701,032,058
Net Amount	(6,488,761,840)	1,410,148,956	2,110,602,774	2,040,718,368	5,340,617,771	4,413,326,029
As of 12.31.24
Total Financial Assets	12,128,309,168	3,291,636,079	3,230,996,369	2,310,794,170	12,259,831,488	33,221,567,274
Total Financial Liabilities	21,022,767,650	1,300,855,811	1,006,662,285	224,788,858	7,735,476,260	31,290,550,864
Net Amount	(8,894,458,482)	1,990,780,268	2,224,334,084	2,086,005,312	4,524,355,228	1,931,016,410

Schedule of Sensitivity to Potential Additional Changes in Interest Rates
The table below shows the sensitivity to potential additional changes in interest rates in the next fiscal year, considering the breakdown as of December 31, 2025. The percentage change budgeted by the Group for fiscal year 2025 was determined considering 100 bps and changes are considered reasonably possible on the basis on an observation of market conditions.

	Additional Changes to the Interest Rate		Increase/(Decrease) in Income before Income Tax in Pesos	Increase/(Decrease) in Shareholders’ Equity in %
Decrease in Interest Rate	(100)	bp	(28,149,469)	(0.6)%
Increase in Interest Rate	100	bp	28,149,469	0.6%

Schedule of Analysis of Maturities of Assets and Liabilities
The table below shows an analysis of maturities of assets and liabilities, determined based on the remaining period as of December 31, 2025, and December 31, 2024, based on undiscounted cash flows:

	Less than 1 Month	1 to 6 Months	6 to 12 Months	12 Months to 5 Years	More than 5 Years	Total as of 12.31.25
Assets
Debt Securities measured at Fair Value through Profit or Loss	1,535,498,635	14,327,465	26,968,126	29,231,949	2,517,013	1,608,543,188
Derivative Financial Instruments	55,865,119	—	—	—	—	55,865,119
Repurchase Transactions	726,099,832	—	—	—	—	726,099,832
Other Financial Assets	558,173,993	662,961	803,456	18,429,003	—	578,069,413
Loans and Other Financing	9,975,742,992	7,257,518,827	3,596,840,792	4,467,013,155	1,591,711,756	26,888,827,522
Other Debt Securities	5,913,251,123	—	—	—	—	5,913,251,123
Financial Assets Pledged as Collateral	1,499,749,362	—	—	—	—	1,499,749,362
Investments in Equity Instruments	120,770,829	—	—	—	—	120,770,829
Liabilities
Deposits	26,020,961,909	1,643,419,405	89,771,741	152,478,250	—	27,906,631,305
Liabilities at fair value through profit or loss	54,443,078	—	—	—	—	54,443,078
Derivative Financial Instruments	18,340,612	—	—	—	—	18,340,612
Repurchase Transactions	357,331,063	—	—	—	—	357,331,063
Other Financial Liabilities	3,766,521,020	721,907,412	5,699,017	819,174	32,402,248	4,527,348,871
Lease liabilities	1,908,403	4,752,814	6,090,383	15,443,151	10,617,358	38,812,109
Financing Received from the Argentine Central Bank and Other Financial Institutions	314,611,407	325,849,876	138,562,530	442,795,416	—	1,221,819,229
Debt Securities	33,965,048	484,772,418	683,044,869	590,482,560	—	1,792,264,895
Subordinated Debt Securities	25,083,190	1,319,556	378,807,977	—	—	405,210,723

	Less than 1 Month	1 to 6 Months	6 to 12 Months	12 Months to 5 Years	More than 5 Years	Total as of 12.31.24
Assets
Debt Securities measured at Fair Value through Profit or Loss	1,953,839,654	4,803,454	4,155,934	34,793,363	13100425	2,010,692,830
Derivative Financial Instruments	5,474,158	—	—	—	—	5,474,158
Other Financial Assets	2,521,067,111	1,630,050	1,975,490	48,261,884	—	2,572,934,535
Loans and Other Financing	25,660,905,483	7,327,138,094	3,239,823,299	5,154,992,163	1,062,166,854	42,445,025,893
Other Debt Securities	5,921,720,187	1,148,331	4,300,186	2,754,027	—	5,929,922,731
Financial Assets Pledged as Collateral	1,952,730,948	—	—	—	—	1,952,730,948
Investments in Equity Instruments	55,364,705	—	—	—	—	55,364,705
Liabilities
Deposits	23,665,280,509	838,610,512	74,916,290	3,371,658	—	24,582,178,969
Liabilities measured at Fair Value trough Profit or Loss	11,846,653	—	—	—	—	11,846,653
Derivative Financial Instruments	7,171,037	2395045	526674	—	—	10,092,756
Repurchase transactions	512,647,180	—	—	—	—	512,647,180
Other Financial Liabilities	3,816,295,008	773,244,800	5,953,831	19,938,430	5,886,637	4,621,318,706
Lease Liabilities	1,794,895	4,830,052	6,274,630	16,538,068	13,819,366	43,257,011
Financing Received from the Argentine Central Bank and Other Financial Institutions	191,909,800	313,093,140	103,511,873	43,000,185	9840268	661,355,266
Debt Securities	23,437,484	653,751,457	314,558,653	554,549,425	—	1,546,297,019
Subordinated Debt Securities	13,461,454	—	13,461,454	364,895,658	—	391,818,566

Schedule of Credit Quality of Debt Securities
The credit quality of debt securities as of December 31, 2025, is as follows:

	Government Securities
Rating	Government Bonds	Provincial Bonds	Autonomous City of Buenos Aires Bonds	Treasury Bills	Argentine Central Bank’s Bills	Foreign government bonds	Private Securities	Total as of 12.31.25
AAA	—	—	—	—	—	20,636,579	5,230,477	25,867,056
AAA(arg)	—	—	—	—	—	—	3,569,348	3,569,348
Aaa.ar	—	—	—	—	—	—	449,973	449,973
AA+	—	—	—	—	—	—	2,998,318	2,998,318
AA+.ar	—	—	—	—	—	—	329,325	329,325
AA	—	—	6,125,408	—	—	—	9,081,669	15,207,077
AA(arg)	—	—	—	—	—	—	446	446
AA-	—	7,180,855	—	—	—	—	750,860	7,931,715
AA-(arg)	—	—	—	—	—	—	4,691	4,691
A+	—	—	—	—	—	—	37,446,624	37,446,624
A1(arg)	—	—	—	—	—	—	136	136
A1+	—	—	—	—	—	—	20,924,898	20,924,898
A	—	—	—	—	—	—	135,430,367	135,430,367
A-	—	—	—	—	—	—	995,500	995,500
BBB+	—	16,335,919	—	—	—	—	17,244	16,353,163
BBB	—	—	—	—	—	—	2,444,633	2,444,633
CCC	872,997,405	47,298,422	—	389,106,997	7,541,146	—	288,846	1,317,232,816
D	—	—	—	—	—	—	737,157	737,157
D(arg)	—	—	—	—	—	—	25	25
Total	872,997,405	70,815,196	6,125,408	389,106,997	7,541,146	20,636,579	220,700,537	1,587,923,268
The credit quality of debt securities as of December 31, 2024, is as follows:

	Government Securities
Rating	Government Bonds	Provincial Bonds	Autonomous City of Buenos Aires Bonds	Treasury Bills	Argentine Central Bank’s Bills	Foreign government bonds	Private Securities	Total as of 12.31.24
AAA	—	—	—	—	—	35,443,044	18,011,623	53,454,667
AAA(arg)	—	—	—	—	—	—	27,528,195	27,528,195
Aaa.ar	—	—	—	—	—	—	27,748,573	27,748,573
AA+	—	—	—	—	—	—	15,036,622	15,036,622
AA+(arg)	—	—	—	—	—	—	3,314,604	3,314,604
AA+.ar	—	—	—	—	—	—	78,844	78,844
AA(arg)+	—	—	—	—	—	—	5,358,181	5,358,181
AA	—	—	—	—	—	—	13,042,022	13,042,022
AA(arg)	—	—	—	—	—	—	13,644,644	13,644,644
AA.ar	—	—	—	—	—	—	60,235	60,235
AA-	—	—	—	—	—	—	410,893	410,893
AA-(arg)	—	—	—	—	—	—	375,261	375,261
AA(arg)-	—	—	—	—	—	—	134,031	134,031
A+	—	—	—	—	—	—	4,023,520	4,023,520
A+.ar	—	—	—	—	—	—	1,063,666	1,063,666
A1(arg)	—	—	—	—	—	—	623,196	623,196
A1(arg)+	—	—	—	—	—	—	5,452,943	5,452,943
A1+	—	—	—	—	—	—	4,812,152	4,812,152
A-1.ar	—	—	—	—	—	—	5,382,645	5,382,645
A	—	—	—	—	—	—	165,686	165,686
A(arg)	—	—	—	—	—	—	4,425,475	4,425,475
A2(arg)	—	—	—	—	—	—	295,461	295,461
A-	—	—	—	—	—	—	369,627	369,627
A-(arg)	—	—	—	—	—	—	453,331	453,331
A-.ar	—	—	—	—	—	—	1,265,712	1,265,712
BBB+	—	—	—	—	—	—	379,100	379,100
BBB(arg)	—	—	—	—	—	—	3,720	3,720
BB(arg)	—	—	—	—	—	—	15,800	15,800
raB+	—	—	—	—	—	—	924,890	924,890
B	—	—	—	—	—	—	1,643	1,643
B-	—	—	—	—	—	—	146	146
BB-	—	—	—	—	—	—	11,653,356	11,653,356
C(arg)	—	—	—	—	—	—	41,222	41,222
CCC+	—	—	—	—	—	—	37	37
CCC	1,210,199,283	63,959,291	5,379,564	496,764,140	3,413,002	—	1,449,857	1,781,165,137
D(arg)	—	—	—	—	—	—	1,903,972	1,903,972
Total	1,210,199,283	63,959,291	5,379,564	496,764,140	3,413,002	35,443,044	169,450,885	1,984,609,209

Summary of Retail Portfolios
The Group considers a financial instrument to have experienced a significant increase in credit risk when any of the following conditions exist:

Retail Portfolio

BCRA situation	Extra conditions to be considered stage 2
A, B1	- Cure (*)
- Between 30 and 90 past due days
- Probability of Default (“PD”) or Score (**) with impairment risk
C	- It does not apply to defaulted clients

Retail-like Portfolio

BCRA situation	Extra conditions to be considered stage 2
A, B1	- Cure (*)
- Between 30 and 90 past due days
- Probability of Default (“PD”) or Score (**) with impairment risk
C	- It does not apply to defaulted clients

Wholesale Portfolio

BCRA situation	Extra conditions to be considered stage 2
A	- Cure (*)
- BCRA situation B1
- Probability of Default (“PD”) or Score (**) with impairment risk
C	- It does not apply to defaulted clients
(*) It refers to customers who have been in stage 3 and back to stage 1, the entity has decided to keep them in stage 2.
(**) Internal scoring.

Summary of Scenario Probabilities

Scenario Probabilities	Base	Optimistic	Pessimistic
Retail, Retail like and Wholesale	70%	15%	15%
Naranja	70%	15%	15%

Summary of Key Macroeconomic Variables
Key macroeconomic variables used in the scenarios described below are shown in the table:

Macroeconomic Variable Projections (%)		QI - 2026(*)	QII - 2026(*)	QIII - 2026(*)	QIV - 2026(*)
GDP	Base	2.2%	3.6%	4.5%	5.5%
	Optimistic	2.5%	4.2%	5.5%	6.8%
	Pessimistic	0.2%	-0.4%	-1.5%	-2.6%
Unemployment Rate	Base	-1.2%	-6.5%	-7.6%	-2.8%
	Optimistic	-5.0%	-10.5%	-11.4%	-6.9%
	Pessimistic	36.8%	33.0%	30.4%	38.9%
Real Salary	Base	2.1%	2.7%	3.7%	3.7%
	Optimistic	2.8%	4.2%	6.0%	6.8%
	Pessimistic	-0.8%	-3.2%	-5.0%	-7.8%
Badlar rate	Base	-15.7%	-28.8%	-55.8%	-27.2%
	Optimistic	-31.9%	-43.6%	-65.4%	-43.7%
	Pessimistic	23.2%	6.8%	-32.8%	12.5%
Consumer Price Index (CPI)	Base	26.4%	24.2%	21.7%	18.1%
	Optimistic	25.5%	22.4%	19.0%	14.6%
	Pessimistic	34.0%	39.6%	45.1%	49.3%
(*) These variations were calculated based on annual basis.
Summary of Sensitivity Analysis to Assess Impact of Volatility on Macroeconomic Variables on Expected Credit Losses
Grupo Galicia has also carried out sensitivity analysis to assess the impact of volatility on macroeconomic variables on the result of the expected credit losses.

Scenario 1 (change in the probability of the macroeconomic scenarios)	Base scenario	Sensitivity
Regular scenario	70%	45%
Positive scenario	15%	10%
Negative scenario	15%	45%
Grupo Financiero Galicia ECL	2,246,584,458	2,288,176,312
Retail, Retail like and Wholesale ECL	1,470,398,269	1,490,146,664
Naranja ECL	776,186,189	798,029,648

Scenario 2 (change in forecast GDP, inflation, nominal exchange rate, unemployment, current account)	Regular scenario	Positive scenario	Negative scenario
Macroeconomic scenario probability	70%	15%	15%

		Sensitivity
GDP	1%	1%	1%
Unemployment Rate	10%	10%	10%
Real Salary	-5%	-5%	-5%
Tamar rate	5%	2%	5%
CPI	2%	2%	2%
Grupo Financiero Galicia ECL		2,283,113,065
Retail, Retail like and Wholesale RCL		1,474,764,395
Naranja ECL		808,348,670

Summary of Maximum Exposure to Credit Risk on Assets
The following table contains an analysis of the credit risk exposure of financial instruments for which an ECL allowance is recognized.

	Retail Portfolio
	December 31, 2025				December 31, 2024
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total	Total
Days past due
0	5,846,641,621	537,930,784	214,307,602	6,598,880,007	6,464,834,125
1-30	164,177,950	106,855,956	48,982,267	320,016,173	257,743,443
31-60	—	185,010,898	44,066,682	229,077,580	95,272,033
61-90	—	135,413,433	88,186,439	223,599,872	63,948,640
Default	—	—	957,330,439	957,330,439	179,088,266
Gross Carrying amount	6,010,819,571	965,211,071	1,352,873,429	8,328,904,071	7,060,886,507
Loss allowance	(128,234,811)	(198,747,799)	(957,424,314)	(1,284,406,924)	(483,759,140)
Net Carrying amount	5,882,584,760	766,463,272	395,449,115	7,044,497,147	6,577,127,367

	Retail like Portfolio
	December 31, 2025				December 31, 2024
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total	Total
Days past due
0	4,444,378,930	147,308,669	36,559,943	4,628,247,542	3,072,091,164
1-30	78,728,657	44,434,975	16,030,606	139,194,238	44,799,941
31-60	—	48,121,782	8,463,531	56,585,313	4,660,049
61-90	—	19,524,215	11,242,234	30,766,449	4,167,569
Default	—	—	126,037,232	126,037,232	23,875,832
Gross Carrying amount	4,523,107,587	259,389,641	198,333,546	4,980,830,774	3,149,594,555
Loss allowance	(16,511,375)	(18,572,257)	(101,712,430)	(136,796,062)	(48,582,801)
Net Carrying amount	4,506,596,212	240,817,384	96,621,116	4,844,034,712	3,101,011,754

	Wholesale Portfolio
	December 31, 2025				December 31, 2024
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total	Total
Days past due
A	10,883,794,573	276,724,958	—	11,160,519,531	9,941,145,975
B1	—	29,238,797	—	29,238,797	1,184,170,492
Default	—	—	41,501,563	41,501,563	36,877,848
Gross Carrying amount	10,883,794,573	305,963,755	41,501,563	11,231,259,891	11,162,194,315
Loss allowance	(28,228,041)	(1,915,622)	(19,051,620)	(49,195,283)	(63,764,628)
Net Carrying amount	10,855,566,532	304,048,133	22,449,943	11,182,064,608	11,098,429,687

	Naranja X
	December 31, 2025				December 31, 2024
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total	Total
Days past due
0	4,200,065,053	200,704,721	411,425	4,401,181,199	4,222,918,639
1-30	264,954,064	44,055,863	110,347	309,120,274	264,797,670
31-60	—	225,552,334	129,845	225,682,179	139,020,661
61-90	—	182,136,102	1,658,261	183,794,363	97,602,619
Default	—	—	652,983,156	652,983,156	170,106,257
Gross Carrying amount	4,465,019,117	652,449,020	655,293,034	5,772,761,171	4,894,445,846
Loss allowance	(164,061,186)	(196,684,764)	(415,440,239)	(776,186,189)	(337,009,882)
Net Carrying amount	4,300,957,931	455,764,256	239,852,795	4,996,574,982	4,557,435,964

	Retail Portfolio
	December 31, 2024				December 31, 2023
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Total	Total
Days past due
0	6,125,758,558	286,569,299	52,506,268	6,464,834,125	2,792,339,222
1-30	186,415,602	56,302,588	15,025,253	257,743,443	74,433,547
31-60	—	81,868,323	13,403,710	95,272,033	26,271,788
61-90	—	38,607,105	25,341,535	63,948,640	22,466,721
Default	—	—	179,088,266	179,088,266	111,755,084
Gross Carrying amount	6,312,174,160	463,347,315	285,365,032	7,060,886,507	3,027,266,362
Loss allowance	(233,830,017)	(53,113,226)	(196,815,897)	(483,759,140)	(204,629,696)
Net Carrying amount	6,078,344,143	410,234,089	88,549,135	6,577,127,367	2,822,636,666

	Retail like Portfolio
	December 31, 2024				December 31, 2023
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Total	Total
Days past due
0	3,004,547,336	56,886,863	10,656,965	3,072,091,164	1,870,068,089
1-30	33,087,463	8,211,237	3,501,241	44,799,941	28,926,845
31-60	—	4,003,254	656,795	4,660,049	8,522,210
61-90	—	2,672,997	1,494,572	4,167,569	5,773,426
Default	—	—	23,875,832	23,875,832	32,328,764
Gross Carrying amount	3,037,634,799	71,774,351	40,185,405	3,149,594,555	1,945,619,334
Loss allowance	(21,054,928)	(5,830,028)	(21,697,845)	(48,582,801)	(38,717,511)
Net Carrying amount	3,016,579,871	65,944,323	18,487,560	3,101,011,754	1,906,901,823

	Wholesale Portfolio
	December 31, 2024				December 31, 2023
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Total	Total
Days past due
A	9,938,529,239	2,616,736	—	9,941,145,975	11,835,371,882
B1	1,181,584,757	2,336,380	249,355	1,184,170,492	6,396,631
Default	—	—	36,877,848	36,877,848	3,898,052
Gross Carrying amount	11,120,113,996	4,953,116	37,127,203	11,162,194,315	11,845,666,565
Loss allowance	(48,120,878)	(480,352)	(15,163,398)	(63,764,628)	(30,802,889)
Net Carrying amount	11,071,993,118	4,472,764	21,963,805	11,098,429,687	11,814,863,676

	Naranja X
	December 31, 2024				December 31, 2023
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Total	Total
Days past due
0	3,979,063,696	243,755,725	99,218	4,222,918,639	2,501,724,347
1-30	216,329,836	48,440,300	27,534	264,797,670	109,899,234
31-60	—	138,958,066	62,595	139,020,661	35,383,470
61-90	—	95,731,684	1,870,935	97,602,619	14,592,983
Default	—	—	170,106,257	170,106,257	52,441,640
Gross Carrying amount	4,195,393,532	526,885,775	172,166,539	4,894,445,846	2,714,041,674
Loss allowance	(143,224,254)	(85,937,309)	(107,848,319)	(337,009,882)	(122,033,535)
Net Carrying amount	4,052,169,278	440,948,466	64,318,220	4,557,435,964	2,592,008,139

Summary of Information On Balance Sheet Items And Their Collateral In Offsets As Well As Loan And Other Credit - Related Commitments
Assets Subject to Impairment

Item	Carrying Amount	Loss Allowances	Net Gross Carrying Amount	Collateral´s Fair Value
Advances	991,035,406	(35,415,739)	955,619,667	—
Documents	6,995,472,679	(18,204,977)	6,977,267,702	—
Mortgage Loans	1,077,039,628	(15,337,268)	1,061,702,360	4,944,761,171
Pledge Loans	651,398,112	(14,485,450)	636,912,662	3,382,207,287
Personal Loans	2,951,576,717	(763,210,696)	2,188,366,021	—
Credit Card Loans	8,682,943,178	(1,258,335,668)	7,424,607,510	—
Financial Leases	49,936,071	(811,107)	49,124,964	—
Other Financial Assets	188,712,246	(1,026,213)	187,686,033	—
Other Debt Securities	2,663,650,710	(10,951,844)	2,652,698,866	—
Financial Assets Pledged as Collateral	1,258,893,615	(52,767)	1,258,840,848	—
Others	4,803,097,545	(128,752,729)	4,674,344,816	612,445,637
Total as at December 31, 2025	30,313,755,907	(2,246,584,458)	28,067,171,449	8,939,414,095

Summary of Mortgage Portfolio LTV Distribution
The following table shows information about the mortgage portfolio LTV distribution.

Mortgages Portfolio -LTV Distribution	Exposure
Lower than 50%	436,146
50 to 60%	469,348
60 to 70%	10,589
70 to 80%	14,859
80 to 90%	3,537
90 to 100%	1,210
Higher than 100%	3,018
Total	938,707

Summary of Changes in Loss Allowance and Explanation of Changes in Gross Carrying Amount Between Beginning and End of Annual Period
The following tables explain the changes in the loss allowance between the beginning and the end of the fiscal year due to these factors:

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2024	233,830,017	53,113,226	196,815,897	483,759,140
Inflation effect	(54,631,437)	(33,236,014)	(167,844,570)	(255,712,021)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(15,443,298)	15,443,298	—	—
Transfer from Stage 1 to Stage 3	(23,935,979)	—	23,935,979	—
Transfer from Stage 2 to Stage 1	9,843,703	(9,843,703)	—	—
Transfer from Stage 2 to Stage 3	—	(11,725,131)	11,725,131	—
Transfer from Stage 3 to Stage 2	—	11,017,469	(11,017,469)	—
Transfer from Stage 3 to Stage 1	1,410,568	—	(1,410,568)	—
New Financial Assets Originated or Purchased	24,660,826	141,562,442	605,284,414	771,507,682
Changes in PDs/LGDs/EADs	21,271,605	(52,806,113)	(9,260,049)	(40,794,557)
Changes in the calculation methodology	(32,411,836)	55,293,013	(839)	22,880,338
Foreign exchange and other movements	(9,575,982)	45,134,359	717,040,780	752,599,157
Other movements with no P&L impact
Financial assets collected during the year	(26,783,376)	(15,205,047)	(407,844,392)	(449,832,815)
Loss Allowance as of December 31, 2025	128,234,811	198,747,799	957,424,314	1,284,406,924

	Stage 1	Stage 2	Stage 3
Retail Like Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2024	21,054,928	5,830,028	21,697,845	48,582,801
Inflation effect	(5,690,273)	(3,394,338)	(19,788,388)	(28,872,999)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(979,609)	979,609	—	—
Transfer from Stage 1 to Stage 3	(593,456)	—	593,456	—
Transfer from Stage 2 to Stage 1	1,527,004	(1,527,004)	—	—
Transfer from Stage 2 to Stage 3	—	(809,841)	809,841	—
Transfer from Stage 3 to Stage 2	—	425,259	(425,259)	—
Transfer from Stage 3 to Stage 1	100,771	—	(100,771)	—
New Financial Assets Originated or Purchased	14,330,564	14,153,246	84,546,141	113,029,951
Changes in PDs/LGDs/EADs	16,521,628	3,813,974	355,893	20,691,495
Changes in the calculation methodology	(20,751,505)	(3,294,598)	—	(24,046,103)
Foreign exchange and other movements	(1,366,931)	3,889,002	72,692,549	75,214,620
Other movements with no P&L impact
Financial assets collected during the year	(7,641,746)	(1,493,080)	(58,668,877)	(67,803,703)
Loss Allowance as of December 31, 2025	16,511,375	18,572,257	101,712,430	136,796,062

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2024	48,120,878	480,352	15,163,398	63,764,628
Inflation effect	(12,034,497)	(334,466)	(4,550,595)	(16,919,558)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(46,312)	46,312	—	—
Transfer from Stage 1 to Stage 3	(2,443)	—	2,443	—
Transfer from Stage 2 to Stage 1	17,924	(17,924)	—	—
Transfer from Stage 2 to Stage 3	—	(213,503)	213,503	—
Transfer from Stage 3 to Stage 2	—	—	—	—
Transfer from Stage 3 to Stage 1	—	—	—	—
New Financial Assets Originated or Purchased	28,378,249	1,913,871	6,524,404	36,816,524
Changes in PDs/LGDs/EADs	3,913,705	913,405	1,000,476	5,827,586
Changes in the calculation methodology	(7,002,985)	(955,335)	—	(7,958,320)
Foreign exchange and other movements	(4,212,954)	222,987	2,034,380	(1,955,587)
Other movements with no P&L impact
Financial assets collected during the year	(28,903,524)	(140,077)	(1,336,389)	(30,379,990)
Loss Allowance as of December 31, 2025	28,228,041	1,915,622	19,051,620	49,195,283

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2024	143,224,254	85,937,309	107,848,319	337,009,882
Inflation effect	(47,959,996)	(35,318,843)	(47,922,515)	(131,201,354)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(7,717,857)	7,717,857	—	—
Transfer from Stage 1 to Stage 3	(9,312,646)	—	9,312,646	—
Transfer from Stage 2 to Stage 1	4,301,883	(4,301,883)	—	—
Transfer from Stage 2 to Stage 3	—	(5,055,613)	5,055,613	—
Transfer from Stage 3 to Stage 2	—	110,619	(110,619)	—
Transfer from Stage 3 to Stage 1	329,294	—	(329,294)	—
New Financial Assets Originated or Purchased	185,314,668	158,673,628	249,135,053	593,123,349
Changes in PDs/LGDs/EADs	85,595,701	140,326,581	279,349,042	505,271,324
Other movements with no P&L impact
Financial assets collected during the year	(189,714,115)	(151,404,891)	(186,898,006)	(528,017,012)
Loss Allowance as of December 31, 2025	164,061,186	196,684,764	415,440,239	776,186,189

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2023	43,261,010	43,849,217	117,519,469	204,629,696
Inflation effect	(46,948,740)	(29,040,207)	(80,600,857)	(156,589,804)
Financial instruments arising from business combinations (*)	5,047,101	—	2,064,684	7,111,785
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(826,029)	826,029	—	—
Transfer from Stage 1 to Stage 3	(689,672)	—	689,672	—
Transfer from Stage 2 to Stage 1	9,807,734	(9,807,734)	—	—
Transfer from Stage 2 to Stage 3	—	(1,206,306)	1,206,306	—
Transfer from Stage 3 to Stage 2	—	7,673,729	(7,673,729)	—
Transfer from Stage 3 to Stage 1	809,418	—	(809,418)	—
New Financial Assets Originated or Purchased	154,515,745	39,874,463	193,773,349	388,163,557
Changes in PDs/LGDs/EADs	69,589,815	6,862,924	3,874,074	80,326,813
Foreign exchange and other movements	6,230,968	1,788,874	176,442,219	184,462,061
Write-offs	(1,121,014)	—	(105,386,838)	(106,507,852)
Other movements with no P&L impact
Financial assets collected during the year	(5,846,319)	(7,707,763)	(104,283,034)	(117,837,116)
Loss Allowance as of December 31, 2024	233,830,017	53,113,226	196,815,897	483,759,140
(*) See Note 15 business combinations.

	Stage 1	Stage 2	Stage 3
Retail Like Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2023	7,677,283	6,685,045	24,355,184	38,717,512
Inflation effect	(6,871,456)	(4,186,132)	(14,312,874)	(25,370,462)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(119,060)	119,060	—	—
Transfer from Stage 1 to Stage 3	(30,805)	—	30,805	—
Transfer from Stage 2 to Stage 1	849,976	(849,976)	—	—
Transfer from Stage 2 to Stage 3	—	(157,064)	157,064	—
Transfer from Stage 3 to Stage 2	—	163,618	(163,618)	—
Transfer from Stage 3 to Stage 1	46,328	—	(46,328)	—
New Financial Assets Originated or Purchased	20,633,231	4,802,134	18,202,128	43,637,493
Changes in PDs/LGDs/EADs	1,397,461	455,805	610,514	2,463,780
Foreign exchange and other movements	(241,847)	729,676	32,886,365	33,374,194
Write-offs	—	—	(16,994,771)	(16,994,771)
Other movements with no P&L impact
Financial assets collected during the year	(2,286,183)	(1,932,138)	(23,026,624)	(27,244,945)
Loss Allowance as of December 31, 2024	21,054,928	5,830,028	21,697,845	48,582,801

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2023	21,923,426	6,119,184	2,760,280	30,802,890
Inflation effect	(15,069,990)	(3,131,857)	(1,462,465)	(19,664,312)
Financial instruments arising from business combinations (*)	2,403,092	—	4,429,798	6,832,890
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(3)	3	—	—
Transfer from Stage 1 to Stage 3	(3)	—	3	—
Transfer from Stage 2 to Stage 1	262,474	(262,474)	—	—
Transfer from Stage 2 to Stage 3	—	(1,193,721)	1,193,721	—
Transfer from Stage 3 to Stage 2	—	—	—	—
Transfer from Stage 3 to Stage 1	—	—	—	—
New Financial Assets Originated or Purchased	71,867,062	156,909	7,797,412	79,821,383
Changes in PDs/LGDs/EADs	(1,345,301)	313,596	(139,630)	(1,171,335)
Foreign exchange and other movements	(21,025,557)	(15,724)	4,952,716	(16,088,565)
Write-offs	(526,975)	—	(1,251,296)	(1,778,271)
Other movements with no P&L impact
Financial assets collected during the year	(10,367,347)	(1,505,564)	(3,117,141)	(14,990,052)
Loss Allowance as of December 31, 2024	48,120,878	480,352	15,163,398	63,764,628
(*) See Note 15 business combinations.

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2023	71,661,287	17,665,594	32,706,654	122,033,535
Inflation effect	(57,019,897)	(20,703,109)	(25,466,235)	(103,189,241)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(2,103,632)	2,103,632	—	—
Transfer from Stage 1 to Stage 3	(2,099,138)	—	2,099,138	—
Transfer from Stage 2 to Stage 1	4,727,594	(4,727,594)	—	—
Transfer from Stage 2 to Stage 3	—	(870,529)	870,529	—
Transfer from Stage 3 to Stage 2	—	4,698	(4,698)	—
Transfer from Stage 3 to Stage 1	180,053	—	(180,053)	—
New Financial Assets Originated or Purchased	102,028,599	95,517,767	66,702,876	264,249,242
Changes in PDs/LGDs/EADs	120,809,631	11,036,377	56,001,426	187,847,434
Other movements with no P&L impact
Financial assets collected during the year	(94,960,243)	(14,089,527)	(24,881,318)	(133,931,088)
Loss Allowance as of December 31, 2024	143,224,254	85,937,309	107,848,319	337,009,882

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2022	123,106,039	93,215,370	157,573,757	373,895,166
Inflation effect	(86,950,742)	(80,051,873)	(170,472,062)	(337,474,677)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(5,025,135)	5,025,135	—	—
Transfer from Stage 1 to Stage 3	(2,422,472)	—	2,422,472	—
Transfer from Stage 2 to Stage 1	6,561,472	(6,561,472)	—	—
Transfer from Stage 2 to Stage 3	—	(3,824,341)	3,824,341	—
Transfer from Stage 3 to Stage 2	—	2,585,633	(2,585,633)	—
Transfer from Stage 3 to Stage 1	2,642,651	—	(2,642,651)	—
New Financial Assets Originated or Purchased	38,296,596	43,725,349	170,647,325	252,669,270
Changes in PDs/LGDs/EADs	(10,062,955)	(1,763,960)	(8,779,487)	(20,606,402)
Foreign exchange and other movements	(12,720,482)	10,150,167	25,679,883	23,109,568
Other movements with no P&L impact
Financial assets collected during the year	(10,163,962)	(18,650,791)	(58,148,476)	(86,963,229)
Loss Allowance as of December 31, 2023	43,261,010	43,849,217	117,519,469	204,629,696

	Stage 1	Stage 2	Stage 3
Retail Like Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2022	39,787,330	7,616,707	24,610,530	72,014,567
Inflation effect	(26,023,473)	(8,528,119)	(31,500,992)	(66,052,584)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(1,150,416)	1,150,416	—	—
Transfer from Stage 1 to Stage 3	(242,450)	—	242,450	—
Transfer from Stage 2 to Stage 1	518,081	(518,081)	—	—
Transfer from Stage 2 to Stage 3	—	(232,581)	232,581	—
Transfer from Stage 3 to Stage 2	—	70,485	(70,485)	—
Transfer from Stage 3 to Stage 1	63,876	—	(63,876)	—
New Financial Assets Originated or Purchased	9,043,705	7,486,927	37,022,441	53,553,073
Changes in PDs/LGDs/EADs	424,956	123,724	(721,150)	(172,470)
Foreign exchange and other movements	(584,404)	1,276,323	4,649,676	5,341,595
Other movements with no P&L impact
Financial assets collected during the year	(14,159,922)	(1,760,756)	(10,045,991)	(25,966,669)
Loss Allowance as of December 31, 2023	7,677,283	6,685,045	24,355,184	38,717,512

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2022	25,077,593	3,804,584	2,418,845	31,301,022
Inflation effect	(21,981,895)	(6,538,936)	(3,483,201)	(32,004,032)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(314,944)	314,944	—	—
Transfer from Stage 1 to Stage 3	(52,713)	—	52,713	—
Transfer from Stage 2 to Stage 1	822	(822)	—	—
Transfer from Stage 2 to Stage 3	—	—	—	—
Transfer from Stage 3 to Stage 2	—	—	—	—
Transfer from Stage 3 to Stage 1	—	—	—	—
New Financial Assets Originated or Purchased	35,867,946	4,640,054	5,996,386	46,504,386
Changes in PDs/LGDs/EADs	(366,449)	67,345	(778,000)	(1,077,104)
Foreign exchange and other movements	(6,468,605)	5,250,354	146,794	(1,071,457)
Other movements with no P&L impact
Financial assets collected during the year	(9,838,329)	(1,418,339)	(1,593,257)	(12,849,925)
Loss Allowance as of December 31, 2023	21,923,426	6,119,184	2,760,280	30,802,890

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2022	70,243,682	29,414,050	47,254,159	146,911,891
Inflation effect	(78,096,695)	(26,534,582)	(39,756,280)	(144,387,557)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(1,219,781)	1,219,781	—	—
Transfer from Stage 1 to Stage 3	(1,448,381)	—	1,448,381	—
Transfer from Stage 2 to Stage 1	3,447,425	(3,447,425)	—	—
Transfer from Stage 2 to Stage 3	—	(1,256,522)	1,256,522	—
Transfer from Stage 3 to Stage 2	—	141,503	(141,503)	—
Transfer from Stage 3 to Stage 1	953,137	—	(953,137)	—
New Financial Assets Originated or Purchased	28,861,889	8,548,920	12,450,119	49,860,928
Changes in PDs/LGDs/EADs	44,997,582	20,358,820	44,189,427	109,545,829
Foreign exchange and other movements	9,137,786	1,470,897	1,321,078	11,929,761
Other movements with no P&L impact
Financial assets collected during the year	(5,215,357)	(12,249,848)	(34,362,112)	(51,827,317)
Loss Allowance as of December 31, 2023	71,661,287	17,665,594	32,706,654	122,033,535
The following table further explains changes in the gross carrying amount of specific segment portfolio to help explain their significance to the changes in the loss allowance:

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2024	6,312,174,160	463,347,315	285,365,032	7,060,886,507
Transfers:
Transfers from Stage 1 to Stage 2	(240,098,185)	240,098,185	—	—
Transfers from Stage 1 to Stage 3	(300,655,233)	—	300,655,233	—
Transfers from Stage 2 to stage 1	104,013,957	(104,013,957)	—	—
Transfers from Stage 2 to Stage 3	—	(91,868,635)	91,868,635	—
Transfers from Stage 3 to Stage 2	—	18,060,809	(18,060,809)	—
Transfers from Stage 3 to Stage 1	2,664,442	—	(2,664,442)	—
Financial assets derecognized during the period other than write-offs	(645,046,034)	(8,308,328)	(139,311,879)	(792,666,241)
New financial assets originated or purchased	1,655,844,052	464,480,768	770,715,724	2,891,040,544
Foreign exchange and other movements	635,743,373	94,537,462	132,743,775	863,024,610
Inflation Effect	(1,513,820,961)	(111,122,548)	(68,437,840)	(1,693,381,349)
Gross carrying amount as of December 31, 2025	6,010,819,571	965,211,071	1,352,873,429	8,328,904,071

	Stage 1	Stage 2	Stage 3
Retail like Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2024	3,037,634,799	71,774,351	40,185,405	3,149,594,555
Transfers:
Transfers from Stage 1 to Stage 2	(42,246,025)	42,246,025	—	—
Transfers from Stage 1 to Stage 3	(20,551,784)	—	20,551,784	—
Transfers from Stage 2 to Stage 1	17,596,983	(17,596,983)	—	—
Transfers from Stage 2 to Stage 3	—	(5,748,011)	5,748,011	—
Transfers from Stage 3 to Stage 2	—	744,724	(744,724)	—
Transfers from Stage 3 to Stage 1	229,782	—	(229,782)	—
Financial assets derecognized during the period other than write-offs	(1,523,844,849)	(25,222,124)	(24,778,021)	(1,573,844,994)
New financial assets originated or purchased	3,774,421,975	187,504,300	142,775,101	4,104,701,376
Foreign exchange and other movements	8,369,297	22,900,686	24,463,261	55,733,244
Inflation Effect	(728,502,591)	(17,213,327)	(9,637,489)	(755,353,407)
Gross carrying amount as of December 31, 2025	4,523,107,587	259,389,641	198,333,546	4,980,830,774

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2024	11,120,113,996	4,953,116	37,127,203	11,162,194,315
Transfers:
Transfers from Stage 1 to Stage 2	(37,411,411)	37,411,411	—	—
Transfers from Stage 1 to Stage 3	(129,475)	—	129,475	—
Transfers from Stage 2 to Stage 1	255,250	(255,250)	—	—
Transfers from Stage 2 to Stage 3	—	(1,776,056)	1,776,056	—
Transfers from Stage 3 to Stage 2	—	—	—	—
Transfers from Stage 3 to Stage 1	—	—	—	—
Financial assets derecognized during the period other than write-offs	(10,875,248,236)	(1,725,646)	(703,564)	(10,877,677,446)
New financial assets originated or purchased	14,494,344,447	270,149,438	9,355,439	14,773,849,324
Foreign exchange and other movements	(2,132,698,766)	(1,605,374)	2,721,008	(2,131,583,132)
Inflation Effect	(1,685,431,232)	(1,187,884)	(8,904,054)	(1,695,523,170)
Gross carrying amount as of December 31, 2025	10,883,794,573	305,963,755	41,501,563	11,231,259,891

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2024	4,195,393,532	526,885,775	172,166,539	4,894,445,846
Transfers:
Transfers from Stage 1 to Stage 2	(138,576,259)	138,576,259	—	—
Transfers from Stage 1 to Stage 3	(172,838,133)	—	172,838,133	—
Transfers from Stage 2 to Stage 1	48,909,347	(48,909,347)	—	—
Transfers from Stage 2 to Stage 3	—	(37,200,912)	37,200,912	—
Transfers from Stage 3 to Stage 2	—	179,374	(179,374)	—
Transfers from Stage 3 to Stage 1	189,264	—	(189,264)	—
Financial assets derecognized during the period other than write-offs	(229,879,674)	(225,365,939)	(105,596,776)	(560,842,389)
New financial assets originated or purchased	2,262,387,399	610,870,537	584,847,232	3,458,105,168
Financial instruments written off	(474,589,700)	(208,414,254)	(164,742,285)	(847,746,239)
Inflation Effect	(1,025,976,659)	(104,172,473)	(41,052,083)	(1,171,201,215)
Gross carrying amount as of December 31, 2025	4,465,019,117	652,449,020	655,293,034	5,772,761,171

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2023	2,222,785,961	653,833,097	150,647,304	3,027,266,362
Financial instruments arising from business combinations (*)	1,282,880,440	—	27,018,559	1,309,898,999
Transfers:
Transfers from Stage 1 to Stage 2	(24,812,573)	24,812,573	—	—
Transfers from Stage 1 to Stage 3	(23,664,488)	—	23,664,488	—
Transfers from Stage 2 to Stage 1	199,689,983	(199,689,983)	—	—
Transfers from Stage 2 to Stage 3	—	(9,263,670)	9,263,670	—
Transfers from Stage 3 to Stage 2	—	11,010,451	(11,010,451)	—
Transfers from Stage 3 to Stage 1	1,690,724	—	(1,690,724)	—
Financial assets derecognized during the period other than write-offs	(177,972,971)	(58,989,967)	(53,052,719)	(290,015,657)
New financial assets originated or purchased	1,941,373,254	278,468,436	214,025,269	2,433,866,959
Financial instruments written off	—	—	(105,732,257)	(105,732,257)
Foreign exchange and other movements	2,092,252,586	116,750,483	113,699,919	2,322,702,988
Inflation Effect	(1,202,048,756)	(353,584,105)	(81,468,026)	(1,637,100,887)
Gross carrying amount as of December 31, 2024	6,312,174,160	463,347,315	285,365,032	7,060,886,507
(*) See Note 15.3 business combinations.

	Stage 1	Stage 2	Stage 3
Retail like Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2023	1,589,934,683	309,542,545	46,142,106	1,945,619,334
Transfers:
Transfers from Stage 1 to Stage 2	(5,029,117)	5,029,117	—	—
Transfers from Stage 1 to Stage 3	(1,234,594)	—	1,234,594	—
Transfers from Stage 2 to Stage 1	38,358,512	(38,358,512)	—	—
Transfers from Stage 2 to Stage 3	—	(2,154,315)	2,154,315	—
Transfers from Stage 3 to Stage 2	—	355,543	(355,543)	—
Transfers from Stage 3 to Stage 1	117,999	—	(117,999)	—
Financial assets derecognized during the period other than write-offs	(536,704,119)	(91,121,042)	(17,661,379)	(645,486,540)
New financial assets originated or purchased	2,701,238,487	51,131,647	30,167,459	2,782,537,593
Financial instruments written off	—	—	(22,734,941)	(22,734,941)
Foreign exchange and other movements	110,768,141	4,745,793	26,309,821	141,823,755
Inflation Effect	(859,815,193)	(167,396,425)	(24,953,028)	(1,052,164,646)
Gross carrying amount as of December 31, 2024	3,037,634,799	71,774,351	40,185,405	3,149,594,555

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2023	11,619,634,708	222,107,872	3,923,985	11,845,666,565
Financial instruments arising from business combinations (*)	1,498,172,805	—	22,214,647	1,520,387,452
Transfers:
Transfers from Stage 1 to Stage 2	(1)	1	—	—
Transfers from Stage 1 to Stage 3	(41)	—	41	—
Transfers from Stage 2 to Stage 1	8,151,869	(8,151,869)	—	—
Transfers from Stage 2 to Stage 3	—	(10,844,926)	10,844,926	—
Transfers from Stage 3 to Stage 2	—	—	—	—
Transfers from Stage 3 to Stage 1	—	—	—	—
Financial assets derecognized during the period other than write-offs	(7,198,233,723)	(80,497,366)	(2,296,680)	(7,281,027,769)
New financial assets originated or purchased	14,432,420,324	1,943,978	8,693,583	14,443,057,885
Financial instruments written off	—	—	(1,173,861)	(1,173,861)
Foreign exchange and other movements	(2,956,290,495)	508,362	(2,957,400)	(2,958,739,533)
Inflation Effect	(6,283,741,450)	(120,112,936)	(2,122,038)	(6,405,976,424)
Gross carrying amount as of December 31, 2024	11,120,113,996	4,953,116	37,127,203	11,162,194,315
(*) See Note 15.3 business combinations.

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2023	2,593,184,347	68,415,687	52,441,640	2,714,041,674
Transfers:
Transfers from Stage 1 to Stage 2	(16,799,875)	16,799,875	—	—
Transfers from Stage 1 to Stage 3	(50,389,805)	—	50,389,805	—
Transfers from Stage 2 to Stage 1	19,415,441	(19,415,441)	—	—
Transfers from Stage 2 to Stage 3	—	(3,264,692)	3,264,692	—
Transfers from Stage 3 to Stage 2	—	7,446	(7,446)	—
Transfers from Stage 3 to Stage 1	252,634	—	(252,634)	—
Financial assets derecognized during the period other than write-offs	(106,449,531)	(14,974,243)	(25,515,678)	(146,939,452)
New financial assets originated or purchased	3,035,631,682	511,935,583	115,997,248	3,663,564,513
Financial instruments written off	(27,549,103)	(1,111,171)	(695,292)	(29,355,566)
Inflation Effect	(1,251,902,258)	(31,507,269)	(23,455,796)	(1,306,865,323)
Gross carrying amount as of December 31, 2024	4,195,393,532	526,885,775	172,166,539	4,894,445,846